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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

 For the monthly distribution period from November 1, 2007 to November 30, 2007

                    Commission File Number of issuing entity:
                                  333-140610-17

                           RALI SERIES 2007-QS10 TRUST
                        (Exact name of issuing entity as
                            specified in its charter)

                 Commission File Number of depositor: 333-140610

                        RESIDENTIAL ACCREDIT LOANS, INC.
              (Exact name of depositor as specified in its charter)

                        RESIDENTIAL FUNDING COMPANY, LLC
               (Exact name of sponsor as specified in its charter)

                 New York                                          None
     (State or other jurisdiction of                        (I.R.S. Employer
  incorporation or organization of the                      Identification No.)
             issuing entity)

c/o Residential Funding Company, LLC, as Master
                 Servicer                                          55437
     8400 Normandale Lake Boulevard                                (Zip Code)
      Minneapolis, Minnesota 55437
 (Address of principal executive offices
                   of
             issuing entity)

                                 (952) 857-7000
                    (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

        Title of Class           Registered/reported pursuant to
                                           (check one)
                                                                      Name of
                                                                      exchange
                               Section      Section     Section     (If Section
                                 12(b)       12(g)       15(d)          12(b))
Mortgage Asset-Backed
Pass-Through Certificates,
Series 2007-QS10, in the
classes  specified herein        [___]       [___]        [ X ]   ______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing
requirements for the past 90 days. Yes X   No ___

                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

      The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

      Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the RALI Series 2007-QS10 Mortgage Asset-Backed Pass-Through Certificates (the "Certificates") dated August 30, 2007, and related Prospectus dated April 9, 2007 (collectively, the "Prospectus"), of the RALI Series 2007-QS10 Trust (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Certificates were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4, Class A-5, Class
A-6, Class A-7, Class A-P, Class A-V, Class R, Class M-1, Class M-2 and Class M-3 Certificates.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

      (a) Documents filed as part of this report.

Exhibit 99.1      December 2007 Monthly Statement to Certificateholders.

      (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 10.1     Series Supplement, dated as of August 1, 2007, and the Standard
            Terms of Pooling and Servicing Agreement, dated as of August 1, 2007, among Residential Accredit Loans, Inc., as company,
            Residential Funding Company, LLC, as master servicer, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to the exhibits with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 14, 2007).

Exhibit 10.2      Assignment  and Assumption  Agreement,  dated as of August 31,
            2007, between Residential Funding Company, LLC and Residential Accredit Loans, Inc. (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 14, 2007).

Exhibit 10.3     Custodial  Agreement,  dated as of  August  1,  2007,  between
            Deutsche Bank Trust Company Americas, as trustee, Residential Accredit Loans, Inc., as company, Residential Funding Company, LLC, as master servicer, and Wells Fargo Bank National Association, as custodian (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 14, 2007).

Exhibit 10.3     Subsequent Transfer Agreement,  dated as of September 12, 2007, between Residential Funding Company, LLC, as seller, and Deutsche Bank Trust Company Americas, as trustee (incorporated by reference to Exhibit 99.1 included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on September 18, 2007).

Exhibit 99.1      December 2007 Monthly Statement to Certificateholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  December 26, 2007



                              RALI Series 2007-QS10 Trust
                                (Issuing entity)

                              By:  Residential Funding Company, LLC,
                                      as Master Servicer


                                    By:  /s/ Darsi Meyer
                                           Name:   Darsi Meyer
                                           Title:  Director

EXHIBIT 99.1 -- MONTHLY STATEMENT TO CERTIFICATEHOLDERS